(OHIO NATIONAL FINANCIAL LOGO)	One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

October 9, 2009
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978) Post-Effective Amendment No. 35 to File No. 333-43513
Ladies and Gentlemen:
Attached hereto is post effective amendment 35 to file number 333-43513. This post effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to add a new guaranteed lifetime withdrawal benefit rider and a joint guaranteed lifetime withdrawal benefit rider and make certain non-material changes.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Associate Counsel